SELECTED STATEMENT OF OPERATIONS DATA (Details 7) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected statement of operation [Line Items]
Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,869	18,767	18,679
Add - incremental shares from assumed exercise of options	21	79	124
Weighted average number of shares used in computation of diluted EPS	18,890	18,846	18,803